As Filed with the Securities and Exchange Commission on November 25 , 2015
Registration Nos.: 333-203265; 811-05961
____________________________________________________________________________________

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. (2)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. (43)
(Check appropriate box or boxes)

VARIABLE ANNUITY-2 SERIES ACCOUNT
(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
50 Main Street
White Plains, New York 10606
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code:
(800) 537-2033

Andra S. Bolotin
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company of New York
50 Main Street
White Plains, New York 10606
(Name and Address of Agent for Service)

Copy to:
Ann B. Furman, Esq.
Carlton Fields Jorden Burt, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 East
Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Continuous.
It is proposed that this filing will become effective (check appropriate box)
__ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on December 23, 2015 pursuant to paragraph (b) of Rule 485
__ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
__ on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment .

Title of securities being registered: Individual Flexible Premium Variable Annuity Contract.

Explanatory Note
Registrant is filing this Post-Effective Amendment No. 2 for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 1 to the Registrant's Registration Statement (File No. 333-203265) filed under Rule 485(a) of the Securities Act of 1933. Since no other changes are intended to be made to Post-Effective Amendment No. 1 by means of this filing, Parts A, B, and C of Post-Effective Amendment No. 1 are incorporated herein by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado on this 23rd day of November, 2015.

VARIABLE ANNUITY-2 SERIES ACCOUNT
(Registrant)

By:	/s/ Andra S. Bolotin
Andra S. Bolotin
President and Chief Executive Officer of Great-West Life & Annuity Insurance Company of New York

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
(Depositor)

By:	/s/ Andra S. Bolotin
Andra S. Bolotin
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R. Jeffrey Orr	Chairman of the Board	November 23, 2015
R. Jeffrey Orr*

/s/ Andra S. Bolotin	President and Chief Executive Officer	November 23, 2015
Andra S. Bolotin

/s/ Kara Roe	Principal Accounting Officer	November 23, 2015
Kara Roe

/s/ Marcia D. Alazraki	Director	November 23, 2015
Marcia D. Alazraki*

/s/ John L. Bernbach		November 23, 2015
John L. Bernbach*	Director

/s/ Andre Desmarais		November 23, 2015
Andre Desmarais*	Director

/s/ Paul Desmarais, Jr.	Director	November 23, 2015
Paul Desmarais, Jr.*

/s/ Stuart Z. Katz	Director	November 23, 2015
Stuart Z. Katz*

/s/ T. Timothy Ryan, Jr.	Director	November 23, 2015
T. Timothy Ryan, Jr.*

Jerome J. Selitto	Director	November 23, 2015
Jerome J. Selitto*

/s/ Brian E. Walsh	Director	November 23, 2015
Brian E. Walsh*

*By: /s/ Ryan L. Logsdon		November 23, 2015
Ryan L. Logsdon
Attorney-in-Fact pursuant to Power of Attorney